RETIREMENT BENEFIT PLANS - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Net assets (liabilities) [abstract]
Total net assets	£ 504	£ 416
Unfunded pension and post-retirement medical benefits
Net assets (liabilities) [abstract]
Surplus (deficit) in plan	(23)	(23)
Surplus | Funded defined benefit pension scheme
Net assets (liabilities) [abstract]
Surplus (deficit) in plan	£ 527	£ 439